Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Global Equity Income Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Return After Taxes on Distributions 1 Year		Class A Return After Taxes on Distributions 5 Years		Class A Return After Taxes on Distributions 10 Years		Class A Return After Taxes on Distributions Since Inception		Class A Return After Taxes on Distributions Inception Date		Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class A Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class A MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class A MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class A 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class A 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class C MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class C 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class S MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class S 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class I MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class I 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class N MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class N 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class T MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class T 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	(4.20%)	[1]	4.00%	[1]	4.95%	[1]	3.57%	[1]	Nov. 30, 2006	[1]	(5.37%)	[1]	2.77%	[1]	3.82%	[1]	2.61%	[1]	Nov. 30, 2006	[1]	(0.91%)	[1],[2]	3.39%	[1],[2]	4.17%	[1],[2]	3.16%	[1],[2]	Nov. 30, 2006	[1],[2]	15.90%	12.19%	9.87%	6.59%	(2.79%)	7.09%	5.14%	3.66%	(0.32%)	[3]	4.44%	[3]	4.79%	[3]	3.24%	[3]	Nov. 30, 2006	[3]	15.90%	12.19%	9.87%	6.59%	(2.79%)	7.09%	5.14%	3.66%	1.22%	5.02%	5.44%	3.91%	Nov. 30, 2006	15.90%	12.19%	9.87%	6.59%	(2.79%)	7.09%	5.14%	3.66%	1.70%	5.48%	5.87%	4.24%	Nov. 30, 2006	15.90%	12.19%	9.87%	6.59%	(2.79%)	7.09%	5.14%	3.66%	1.78%	5.55%	5.76%	4.13%	Nov. 30, 2006	15.90%	12.19%	9.87%	6.59%	(2.79%)	7.09%	5.14%	3.66%	1.56%	5.31%	5.62%	4.04%	Nov. 30, 2006	15.90%	12.19%	9.87%	6.59%	(2.79%)	7.09%	5.14%	3.66%

[1]	Fund returns calculated assuming maximum permitted sales loads.
[2]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[3]	The one year return is calculated to include the contingent deferred sales charge.